Financial instruments - Fair values and risk management - Guarantees (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial instruments - Fair values and risk management
Letters of guarantee to secure obligations	€ 5,432	€ 4,236	€ 3,797